Business and assets acquisitions - Schedule of Preliminary Allocation Of The Acquisition Prices Of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 1,297,597		$ 1,201,244
New York Water Company, Inc
Business Acquisition [Line Items]
Working capital		$ 4,703
Property, plant and equipment		517,591
Goodwill		95,181
Regulatory assets		68,379
Other assets		4,507
Pension and other post-employment obligations		(13,402)
Regulatory liabilities		(59,636)
Other liabilities		(8,026)
Total net assets acquired		609,297
Cash and cash equivalents		49
Net assets acquired, net of cash and cash equivalents		$ 609,248